Offerings - Offering: 1	Jun. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	2,900,000
Proposed Maximum Offering Price per Unit	24.12
Maximum Aggregate Offering Price	$ 69,948,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,659.82
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933 (the "Securities Act"), this Registration Statement also covers such indeterminable number of additional shares of common stock, par value $0.001 per share (the "Common Stock"), that become issuable under the Five9, Inc. 2026 Inducement Equity Incentive Plan (the "Plan"), by reason of any stock dividend, stock split, recapitalization of any other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock. (2) Estimated in accordance with Rule 457(c) and Rule 457 (h) under the Securities Act, solely for the purpose of calculating the registration fee, based on the average of the $24.83 (high) and $23.40 (low) sales prices of the Common Stock as reported on The NASDAQ Global Select Market on June 3, 2026, which date is within five business days prior to the date of filing of this Registration Statement.